Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies

Note 1 – Summary of Significant Accounting Policies

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP) and reporting practices prescribed for the banking industry. A description of the more significant accounting policies follows.

A. Basis of Presentation. The consolidated financial statements include the accounts of Northern Trust Corporation (Corporation) and its wholly-owned subsidiary, The Northern Trust Company (Bank), and various other wholly-owned subsidiaries of the Corporation and Bank. Throughout the notes, the term “Northern Trust” refers to the Corporation and its subsidiaries. Intercompany balances and transactions have been eliminated in consolidation. The consolidated statement of income includes results of acquired subsidiaries from the dates of their acquisition. Certain prior year balances have been reclassified consistent with the current year’s presentation.

B. Nature of Operations. The Corporation is a financial holding company under the Gramm-Leach-Bliley Act. The Bank is an Illinois banking corporation headquartered in Chicago and the Corporation’s principal subsidiary. The Corporation conducts business in the United States (U.S.) and internationally through the Bank, trust companies, and various other U.S. and non-U.S. subsidiaries.

Northern Trust generates the majority of its revenue from its two primary business units: Corporate and Institutional Services (C&IS) and Personal Financial Services (PFS). Investment management services and products are provided to C&IS and PFS through a third business unit, Northern Trust Global Investments (NTGI). Operating and systems support for these business units is provided by a fourth business unit, Operations and Technology (O&T).

The C&IS business unit provides asset servicing, securities lending, brokerage, banking and related services to corporate and public retirement funds, foundations, endowments, fund managers, insurance companies, sovereign wealth and government funds. C&IS client relationships are managed through the Bank and the Bank’s and the Corporation’s other subsidiaries, including support from international locations in North America, Europe, the Middle East, and the Asia Pacific region. C&IS also executes related foreign exchange transactions from offices located in the United States, United Kingdom, and Singapore.

The PFS business unit provides personal trust, investment management, custody, and philanthropic services; financial consulting; guardianship and estate administration; brokerage services; and private and business banking. PFS focuses on high net worth individuals and families, business owners, executives, professionals, retirees, and established privately held businesses in its target markets. PFS also includes the Global Family Office, which provides customized products and services to meet the complex financial needs of individuals and family offices in the United States and throughout the world with assets typically exceeding $200 million. PFS services are delivered through a network of offices in 18 U.S. states and Washington, D.C., as well as offices in London and Guernsey.

C. Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

D. Foreign Currency Remeasurement and Translation. Asset and liability accounts denominated in nonfunctional currencies are remeasured into functional currencies at period end rates of exchange, except for certain balance sheet items including buildings and equipment, goodwill and other intangible assets, which are remeasured at historical exchange rates. Results from remeasurement of asset and liability accounts are reported in other operating income as currency translation gains (losses), net. Income and expense accounts are remeasured at period average rates of exchange.

Asset and liability accounts of entities with functional currencies that are not the U.S. dollar are translated at period end rates of exchange. Income and expense accounts are translated at period average rates of exchange. Translation adjustments, net of applicable taxes, are reported directly to accumulated other comprehensive income (AOCI), a component of stockholders’ equity.

E. Securities. Securities Available for Sale are reported at fair value, with unrealized gains and losses credited or charged, net of the tax effect, to AOCI. Realized gains and losses on securities available for sale are determined on a specific identification basis and are reported within other security gains (losses), net, in the consolidated statement of income. Interest income is recorded on the accrual basis, adjusted for the amortization of premium and accretion of discount.

Securities Held to Maturity consist of debt securities that management intends to, and Northern Trust has the ability to, hold until maturity. Such securities are reported at cost, adjusted for amortization of premium and accretion of discount. Interest income is recorded on the accrual basis adjusted for the amortization of premium and accretion of discount.

Securities Held for Trading are stated at fair value. Realized and unrealized gains and losses on securities held for trading are reported in the consolidated statement of income within security commissions and trading income.

Nonmarketable Securities primarily consist of Federal Reserve and Federal Home Loan Bank stock and community development investments which are recorded in other assets on the consolidated balance sheet. Federal Reserve and Federal Home Loan Bank stock are reported at cost, which represents redemption value. Community development investments, which are discussed in further detail in Note 27, are reported at cost using the effective yield method and amortized over the lives of the related tax credits.

Other-Than-Temporary Impairment (OTTI). A security is considered to be other-than-temporarily impaired if the present value of cash flows expected to be collected are less than the security’s amortized cost basis (the difference being defined as the credit loss) or if the fair value of the security is less than the security’s amortized cost basis and the investor intends, or more-likely-than-not will be required, to sell the security before recovery of the security’s amortized cost basis. If OTTI exists, the charge to earnings is limited to the amount of credit loss if the investor does not intend to sell the security, and it is more-likely-than-not that it will not be required to sell the security, before recovery of the security’s amortized cost basis. Any remaining difference between fair value and amortized cost is recognized in AOCI, net of applicable taxes. Otherwise, the entire difference between fair value and amortized cost is charged to earnings.

F. Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase. Securities purchased under agreements to resell and securities sold under agreements to repurchase are accounted for as collateralized financings and recorded at the amounts at which the securities were acquired or sold plus accrued interest. To minimize any potential credit risk associated with these transactions, the fair value of the securities purchased or sold is monitored, limits are set on exposure with counterparties, and the financial condition of counterparties is regularly assessed. It is Northern Trust’s policy to take possession of securities purchased under agreements to resell.

G. Derivative Financial Instruments. Northern Trust is a party to various derivative instruments that are used in the normal course of business to meet the needs of its clients; as part of its trading activity for its own account; and as part of its risk management activities. These instruments include foreign exchange contracts, interest rate contracts, and credit default swap contracts. Derivative financial instruments are recorded on the consolidated balance sheet at fair value within other assets and liabilities. Derivative asset and liability positions with the same counterparty are reflected on a net basis in cases where legally enforceable master netting agreements exist. Derivative assets and liabilities are further reduced by cash collateral received from, and deposited with, derivative counterparties. The accounting for changes in the fair value of a derivative in the consolidated statement of income depends on whether or not the contract has been designated as a hedge and qualifies for hedge accounting under GAAP. Derivative financial instruments are recorded on the consolidated cash flow statement within the line item, ‘net changes in derivative fair value, including required collateral.’

Changes in the fair value of client-related and trading derivative instruments, which are not designated hedges under GAAP, are recognized currently in either foreign exchange trading income or security commissions and trading income. Changes in the fair value of derivative instruments entered into for risk management purposes but not designated as hedges are recognized currently in other operating income. Certain derivative instruments used by Northern Trust to manage risk are formally designated and qualify for hedge accounting as fair value, cash flow, or net investment hedges.

Derivatives designated as fair value hedges are used to limit Northern Trust’s exposure to changes in the fair value of assets and liabilities due to movements in interest rates. Changes in the fair value of the derivative instrument and changes in the fair value of the hedged asset or liability attributable to the hedged risk are recognized currently in income. For substantially all fair value hedges, Northern Trust applies the “shortcut” method of accounting, available under GAAP, which assumes there is no ineffectiveness in a hedge. As a result, changes recorded in the fair value of the hedged item are equal to the offsetting gain or loss on the derivative and are reflected in the same line item. For fair value hedges that do not qualify for the “shortcut” method of accounting, Northern Trust utilizes regression analysis, a “long-haul” method of accounting, in assessing whether these hedging relationships are highly effective at inception and quarterly thereafter. Ineffectiveness resulting from fair value hedges is recorded in either interest income or interest expense.

Derivatives designated as cash flow hedges are used to minimize the variability in cash flows of earning assets or forecasted transactions caused by movements in interest or foreign exchange rates. The effective portion of changes in the fair value of such derivatives is recognized in AOCI, a component of stockholders’ equity, and there is no change to the accounting for the hedged item. Balances in AOCI are reclassified to earnings when the hedged forecasted transaction impacts earnings. Northern Trust assesses effectiveness using regression analysis for cash flow hedges of available for sale securities. Ineffectiveness is measured using the hypothetical derivative method. For cash flow hedges of forecasted foreign currency denominated revenue and expenditure transactions, Northern Trust closely matches all terms of the hedged item and the hedging derivative at inception and on an ongoing basis which limits hedge ineffectiveness. To the extent all terms are not perfectly matched, effectiveness is assessed using the dollar-offset method and any ineffectiveness is measured using the hypothetical derivative method. Any ineffectiveness is recognized currently in earnings.

Foreign exchange contracts and qualifying non-derivative instruments designated as net investment hedges are used to minimize Northern Trust’s exposure to variability in the foreign currency translation of net investments in non-U.S. branches and subsidiaries. The effective portion of changes in the fair value of the hedging instrument is recognized in AOCI consistent with the related translation gains and losses of the hedged net investment. For net investment hedges, all critical terms of the hedged item and the hedging instrument are matched at inception and on an ongoing basis to minimize the risk of hedge ineffectiveness. To the extent all terms are not perfectly matched, any ineffectiveness is measured using the hypothetical derivative method. Ineffectiveness resulting from net investment hedges is recorded in other operating income. Amounts recorded in AOCI are reclassified to earnings only upon the sale or liquidation of an investment in a non-U.S. branch or subsidiary.

Fair value, cash flow, and net investment hedges are designated and formally documented as such contemporaneous with the transaction. The formal documentation describes the hedge relationship and identifies the hedging instruments and hedged items. Included in the documentation is a discussion of the risk management objectives and strategies for undertaking such hedges, the nature of the risk being hedged, a description of the method for assessing hedge effectiveness at inception and on an ongoing basis, as well as the method that will be used to measure hedge ineffectiveness. For hedges that do not qualify for the “shortcut” or the critical terms match methods of accounting, a formal assessment is performed on a calendar quarter basis to verify that derivatives used in hedging transactions continue to be highly effective in offsetting the changes in fair value or cash flows of the hedged item. Hedge accounting is discontinued if a derivative ceases to be highly effective, matures, is terminated or sold, if a hedged forecasted transaction is no longer expected to occur, or if Northern Trust removes the derivative’s hedge designation. Subsequent gains and losses on these derivatives are included in foreign exchange trading income or security commissions and trading income. For discontinued cash flow hedges, the accumulated gain or loss on the derivative remains in AOCI and is reclassified to earnings in the period in which the previously hedged forecasted transaction impacts earnings or is no longer probable of occurring. For discontinued fair value hedges, the accumulated gain or loss on the hedged item is amortized over the remaining life of the hedged item.

H. Loans and Leases. Loans and leases are recognized assets that represent a contractual right to receive money either on demand or on fixed or determinable dates. Loans and leases are disaggregated for disclosure purposes by portfolio segment (segment) and by class. Segment is defined as the level at which management develops and documents a systematic methodology to determine the allowance for credit losses. Northern Trust has defined its segments as commercial and personal. A class of loans and leases is a subset of a segment, the components of which have similar risk characteristics, measurement attributes, or risk monitoring methods. The classes within the commercial segment have been defined as commercial and institutional, commercial real estate, lease financing, non-US and other. The classes within the personal segment have been defined as residential real estate, private client and other.

Loan Classification. Loans that are held for investment are reported at the principal amount outstanding, net of unearned income. Loans classified as held for sale are reported at the lower of aggregate cost or fair value. Loan commitments for residential real estate loans that will be classified as held for sale at the time of funding and which have an interest rate lock are recorded on the balance sheet at fair value with subsequent gains or losses recognized in other operating income. Unrealized gains on these loan commitments are reported as other assets, with unrealized losses reported as other liabilities. Other unfunded commitments relating to loans that are not held for sale are recorded in other liabilities and are carried at the amount of unamortized fees with an allowance for credit loss liability recognized for any estimated probable losses.

Recognition of Income. Interest income on loans is recorded on an accrual basis unless, in the opinion of management, there is a question as to the ability of the debtor to meet the terms of the loan agreement, or interest or principal is more than 90 days contractually past due and the loan is not well-secured and in the process of collection. Loans meeting such criteria are classified as nonperforming and interest income is recorded on a cash basis. Past due status is based on how long since the contractual due date a principal or interest payment has been past due. For disclosure purposes, loans that are 29 days past due or less are reported as current. At the time a loan is determined to be nonperforming, interest accrued but not collected is reversed against interest income in the current period. Interest collected on nonperforming loans is applied to principal unless, in the opinion of management, collectability of principal is not in doubt. Management’s assessment of indicators of loan and lease collectability, and its policies relative to the recognition of interest income, including the suspension and subsequent resumption of income recognition, do not meaningfully vary between loan and lease classes. Nonperforming loans are returned to performing status when factors indicating doubtful collectability no longer exist. Factors considered in returning a loan to performing status are consistent across all classes of loans and leases and, in accordance with regulatory guidance, relate primarily to expected payment performance. Loans are eligible to be returned to performing status when: (i) no principal or interest that is due is unpaid and repayment of the remaining contractual principal and interest is expected or (ii) the loan has otherwise become well-secured (possessing realizable value sufficient to discharge the debt, including accrued interest, in full) and is in the process of collection (through action reasonably expected to result in debt repayment or restoration to a current status in the near future). A loan that has not been brought fully current may be restored to performing status provided there has been a sustained period of repayment performance (generally a minimum of six months) by the borrower in accordance with the contractual terms, and Northern Trust is reasonably assured of repayment within a reasonable period of time. Additionally, a loan that has been formally restructured so as to be reasonably assured of repayment and performance according to its modified terms may be returned to accrual status, provided there was a well-documented credit evaluation of the borrower’s financial condition and prospects of repayment under the revised terms, and there has been a sustained period of repayment performance (generally a minimum of six months) under the revised terms.

Impaired Loans. A loan is considered to be impaired when, based on current information and events, management determines that it is probable that Northern Trust will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impaired loans are identified through ongoing credit management and risk rating processes, including the formal review of past due and watch list credits. Payment performance and delinquency status are critical factors in identifying impairment for all loans and leases, particularly those within the residential real estate, private client and personal-other classes. Other key factors considered in identifying impairment of loans and leases within the commercial and institutional, non-U.S., lease financing, and commercial-other classes relate to the borrower’s ability to perform under the terms of the obligation as measured through the assessment of future cash flows, including consideration of collateral value, market value, and other factors. A loan is also considered to be impaired if its terms have been modified as a concession by Northern Trust or a bankruptcy court resulting from the debtor’s financial difficulties, referred to as a troubled debt restructuring (TDR). All TDRs are reported as impaired loans in the calendar year of their restructuring. In subsequent years, a TDR may cease being reported as impaired if the loan was modified at a market rate and has performed according to the modified terms for at least six months. A loan that has been modified at a below market rate will return to performing status if it satisfies the six month performance requirement; however, it will remain reported as impaired. Impairment is measured based upon the loan’s market price, the present value of expected future cash flows, discounted at the loan’s effective interest rate, or at the fair value of the collateral if the loan is collateral dependent. If the loan valuation is less than the recorded value of the loan, based on the certainty of loss, either a specific allowance is established, or a charge-off is recorded, for the difference. Smaller balance (individually less than $250,000) homogeneous loans are collectively evaluated for impairment and excluded from impaired loan disclosures as allowed under applicable accounting standards. Northern Trust’s accounting policies for impaired loans is consistent across all classes of loans and leases.

Premiums and Discounts. Premiums and discounts on loans are recognized as an adjustment of yield using the interest method based on the contractual terms of the loan. Certain direct origination costs and fees are netted, deferred and amortized over the life of the related loan as an adjustment to the loan’s yield.

Direct Financing and Leverage Leases. Unearned lease income from direct financing and leveraged leases is recognized using the interest method. This method provides a constant rate of return on the unrecovered investment over the life of the lease. The rate of return and the allocation of income over the lease term are recalculated from the inception of the lease if during the lease term assumptions regarding the amount or timing of estimated cash flows change. Lease residual values are established at the inception of the lease based on in-house valuations and market analyses provided by outside parties. Lease residual values are reviewed at least annually for other-than-temporary impairment. A decline in the estimated residual value of a leased asset determined to be other-than-temporary would be recorded in the period in which the decline is identified as a reduction of interest income.

I. Allowance for Credit Losses. The allowance for credit losses represents management’s estimate of probable losses which have occurred as of the date of the consolidated financial statements. The loan and lease portfolio and other lending related credit exposures are regularly reviewed to evaluate the adequacy of the allowance for credit losses. In determining the level of the allowance, Northern Trust evaluates the allowance necessary for impaired loans and also estimates losses inherent in other credit exposures. The result is an allowance with the following components:

Specific Allowance. The amount of specific allowance is determined through an individual evaluation of loans and lending-related commitments considered impaired that is based on expected future cash flows, the value of collateral, and other factors that may impact the borrower’s ability to pay. For impaired loans where the amount of specific allowance, if any, is determined based on the value of the underlying real estate collateral, third-party appraisals are generally obtained and utilized by management. These appraisals are generally less than twelve months old and are subject to adjustments to reflect management’s judgment as to the realizable value of the collateral.

Inherent Allowance. The amount of inherent allowance is based primarily on factors which incorporate management’s evaluation of historical charge-off experience and various qualitative factors such as management’s evaluation of economic and business conditions and changes in the character and size of the loan portfolio. Factors are applied to loan and lease credit exposures aggregated by shared risk characteristics and are reviewed quarterly by Northern Trust’s Loan Loss Reserve Committee which includes representatives from Credit Policy, business unit management, and Corporate Financial Management.

Loans, leases and other extensions of credit deemed uncollectible are charged to the allowance for credit losses. Subsequent recoveries, if any, are credited to the allowance. Northern Trust’s policies relative to the charging-off of uncollectible loans and leases are consistent across both loan and lease segments. Determinations as to whether an uncollectible loan is charged-off or a specific reserve is established are based on management’s assessment as to the level of certainty regarding the amount of loss. The provision for credit losses, which is charged to income, is the amount necessary to adjust the allowance for credit losses to the level determined to be appropriate through the above process. Actual losses may vary from current estimates and the amount of the provision for credit losses may be either greater than or less than actual net charge-offs.

Northern Trust analyzes its exposure to credit losses from both on-balance sheet and off-balance sheet activity using a consistent methodology. In estimating the allowance for credit losses for undrawn loan commitments and standby letters of credit, management uses conversion rates to determine the estimated amount that will be funded. Factors based on historical loss experience and specific risk characteristics of the loan product are utilized to calculate inherent losses related to unfunded commitments and standby letters of credit as of the reporting date. The portion of the allowance assigned to loans and leases is reported as a contra asset, directly following loans and leases in the consolidated balance sheet. The portion of the allowance assigned to unfunded loan commitments and standby letters of credit is reported in other liabilities in the consolidated balance sheet.

J. Standby Letters of Credit. Fees on standby letters of credit are recognized in other operating income using the straight-line method over the lives of the underlying agreements. Northern Trust’s recorded liability for standby letters of credit, reflecting the obligation it has undertaken, is measured as the amount of unamortized fees on these instruments.

K. Buildings and Equipment. Buildings and equipment owned are carried at original cost less accumulated depreciation. The charge for depreciation is computed using the straight-line method based on the following range of lives: buildings – 10 to 30 years; equipment – 3 to 10 years; and leasehold improvements – the shorter of the lease term or 15 years. Leased properties meeting certain criteria are capitalized and amortized using the straight-line method over the lease period.

L. Other Real Estate Owned (OREO). OREO is comprised of commercial and residential real estate properties acquired in partial or total satisfaction of loans. OREO assets are carried at the lower of cost or fair value less estimated costs to sell and are recorded in other assets in the consolidated balance sheet. Fair value is typically based on third-party appraisals. Appraisals of OREO properties are updated on an annual basis and are subject to adjustments to reflect management’s judgment as to the realizable value of the properties. Losses identified during the 90-day period after the acquisition of such properties are charged against the allowance for credit losses assigned to loans and leases. Subsequent write-downs that may be required to the carrying value of these assets and gains or losses realized from asset sales are recorded within other operating expense.

M. Goodwill and Other Intangible Assets. Goodwill is not subject to amortization. Separately identifiable acquired intangible assets with finite lives are amortized over their estimated useful lives, primarily on a straight-line basis. Purchased software and allowable internal costs, including compensation relating to software developed for internal use, are capitalized. Software is amortized using the straight-line method over the estimated useful lives of the assets, generally ranging from 3 to 10 years.

Goodwill and other intangible assets are reviewed for impairment on an annual basis or more frequently if events or changes in circumstances indicate the carrying amounts may not be recoverable.

N. Assets Under Custody and Assets Under Management. Assets held in fiduciary or agency capacities are not included in the consolidated balance sheet, since such items are not assets of Northern Trust.

O. Trust, Investment and Other Servicing Fees. Trust, investment and other servicing fees are recorded on the accrual basis, over the period in which the service is provided. Fees are a function of the market value of assets custodied, managed and serviced, the volume of transactions, securities lending volume and spreads, and fees for other services rendered, as set forth in the underlying client agreement. This revenue recognition involves the use of estimates and assumptions, including components that are calculated based on estimated asset valuations and transaction volumes.

Securities lending fees have been impacted by Northern Trust’s share of unrealized investment gains and losses in one investment fund that is used in securities lending activities and accounted for at fair value. In 2010, securities in the fund accounted for at fair value had been sold with the proceeds reinvested into a short duration fund, eliminating the mark-to-market impact on securities lending revenue in future periods. Certain investment management fee arrangements also may provide performance fees that are based on client portfolio returns exceeding predetermined levels. Northern Trust adheres to a policy in which it does not record any performance-based fee income until the end of the contract period, thereby eliminating the potential that revenue will be recognized in one quarter and reversed in a future quarter. Therefore, Northern Trust does not record any revenue under incentive fee programs that is at risk due to future performance contingencies. These arrangements often contain similar terms for the payment of performance-based fees to sub-advisors. The accounting for these performance-based expenses matches the treatment for the related performance-based revenue.

Client reimbursed out-of-pocket expenses that are an extension of existing services that are being rendered are recorded on a gross basis as revenue.

P. Client Security Settlement Receivables. These receivables represent other collection items presented on behalf of custody clients and settled through withdrawals from short term investment funds on a next day basis.

Q. Income Taxes. Northern Trust follows an asset and liability approach to account for income taxes. The objective is to recognize the amount of taxes payable or refundable for the current year, and to recognize deferred tax assets and liabilities resulting from temporary differences between the amounts reported in the financial statements and the tax bases of assets and liabilities. The measurement of tax assets and liabilities is based on enacted tax laws and applicable tax rates.

Tax positions taken or expected to be taken on a tax return are evaluated based on their likelihood of being sustained upon examination by tax authorities. Only tax positions that are considered more-likely-than-not to be sustained are recorded in the consolidated financial statements. Northern Trust recognizes any interest and penalties related to unrecognized tax benefits in the provision for income taxes.

R. Cash Flow Statements. Cash and cash equivalents have been defined as “Cash and Due from Banks”.

S. Pension and Other Postretirement Benefits. Northern Trust records the funded status of its defined benefit pension and other postretirement plans on the consolidated balance sheet. Prepaid pension and postretirement benefits are reported in other assets and unfunded pension and postretirement benefits are reported in other liabilities. Plan assets and benefit obligations are measured annually at December 31. Pension costs are recognized ratably over the estimated working lifetime of eligible participants.

T. Share-Based Compensation Plans. Northern Trust recognizes as compensation expense the grant-date fair value of stock and stock unit awards and other share-based compensation granted to employees within the consolidated income statement. The fair values of stock and stock unit awards, including performance stock unit awards and director awards, are based on the price of the Corporation’s stock on the date of grant. The fair value of stock options is estimated on the date of grant using the Black-Scholes option pricing model. The model utilizes weighted-average assumptions regarding the period of time that options granted are expected to be outstanding (expected term) based primarily on the historical exercise behavior attributable to previous option grants, the estimated yield from dividends paid on the Corporation’s stock over the expected term of the options, the historical volatility of Northern Trust’s stock price and the implied volatility of traded options on Northern Trust stock, and a risk free interest rate based on the U.S. Treasury yield curve at the time of grant for a period equal to the expected term of the options granted.

Compensation expense for share-based award grants with terms that provide for a graded vesting schedule, whereby portions of the award vest in increments over the requisite service period, are recognized on a straight-line basis over the requisite service period for the entire award. Northern Trust does not include an estimate of future forfeitures in its recognition of share-based compensation expense as historical forfeitures have not been significant. Share-based compensation expense is adjusted based on forfeitures as they occur. Dividend equivalents are paid on stock units that have been granted but not yet vested. Cash flows resulting from the realization of tax deductions from the exercise of stock options in excess of the compensation cost recognized (excess tax benefits) are classified as financing cash flows.

U. Net Income Per Common Share. Basic net income per common share is computed by dividing net income/loss applicable to common stock by the weighted average number of common shares outstanding during each period. Diluted net income per common share is computed by dividing net income applicable to common stock and potential common shares by the aggregate of the weighted average number of common shares outstanding during the period and common share equivalents calculated for stock options and restricted stock outstanding using the treasury stock method. In a period of a net loss, diluted net income per common share is calculated in the same manner as basic net income per common share.

Northern Trust has issued certain restricted stock awards, which are unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents. These restricted shares are considered participating securities. Accordingly, Northern Trust calculates net income applicable to common stock using the two-class method, whereby net income is allocated between common stock and participating securities.